UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 9.2%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	18,594	565,444
Johnson Controls, Inc.	17,746	2,095,980

		2,661,424
Automobiles 0.4%
Ford Motor Co.* (a)	186,775	1,585,720
General Motors Corp.	50,966	1,870,452
Harley-Davidson, Inc.	23,386	1,080,667

		4,536,839

Distributors 0.1%
Genuine Parts Co.	15,509	775,450
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	12,744	766,552
H&R Block, Inc.	27,896	590,837

		1,357,389
Hotels Restaurants & Leisure 1.6%
Carnival Corp. (a)	40,946	1,983,015
Darden Restaurants, Inc.	12,254	512,952
Harrah's Entertainment, Inc.	16,819	1,462,076
Hilton Hotels Corp.	35,032	1,628,638
International Game Technology	29,956	1,291,104
Marriott International, Inc. "A"	29,540	1,284,104
McDonald's Corp.	107,491	5,855,035
Starbucks Corp.*	66,728	1,748,273
Starwood Hotels & Resorts Worldwide, Inc.	19,425	1,180,069
Wendy's International, Inc.	7,911	276,173
Wyndham Worldwide Corp.	16,437	538,476
Yum! Brands, Inc.	47,116	1,593,934

		19,353,849
Household Durables 0.5%
Black & Decker Corp.	6,022	501,633
Centex Corp.	10,735	285,229
D.R. Horton, Inc.	24,600	315,126
Fortune Brands, Inc.	13,755	1,120,895
Harman International Industries, Inc.	5,700	493,164
KB HOME (a)	6,892	172,713
Leggett & Platt, Inc.	15,364	294,374
Lennar Corp. "A"	12,600	285,390
Newell Rubbermaid, Inc.	23,497	677,184
Pulte Homes, Inc.	18,582	252,901
Snap-on, Inc.	5,393	267,169
The Stanley Works	7,556	424,118
Whirlpool Corp.	7,388	658,271

		5,748,167
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	28,028	2,610,808
IAC/InterActiveCorp.*	19,600	581,532

		3,192,340
Leisure Equipment & Products 0.2%
Brunswick Corp.	8,506	194,447
Eastman Kodak Co. (a)	25,007	669,187
Hasbro, Inc.	14,386	401,082
Mattel, Inc.	35,798	839,821

		2,104,537
Media 3.0%
CBS Corp. "B"	61,987	1,952,591
Clear Channel Communications, Inc.	44,752	1,675,515
Comcast Corp. "A"*	279,587	6,760,414
Dow Jones & Co., Inc.	5,261	314,082
E.W. Scripps Co. "A"	7,500	315,000
Gannett Co., Inc.	20,842	910,795
Interpublic Group of Companies, Inc.*	39,697	412,055
McGraw-Hill Companies, Inc.	31,164	1,586,559
Meredith Corp.	3,424	196,195

New York Times Co. "A" (a)	16,110	318,334
News Corp. "A"	209,454	4,605,893
Omnicom Group, Inc.	29,732	1,429,812
The DIRECTV Group, Inc.*	68,700	1,668,036
Time Warner, Inc.	337,430	6,195,215
Tribune Co.	6,835	186,732
Viacom, Inc. "B"*	61,987	2,415,633
Walt Disney Co.	175,580	6,038,196

		36,981,057
Multiline Retail 0.9%
Big Lots, Inc.*	9,492	283,241
Dillard's, Inc. "A"	5,551	121,178
Family Dollar Stores, Inc.	13,170	349,795
J.C. Penney Co., Inc.	20,022	1,268,794
Kohl's Corp.*	28,778	1,649,843
Macy's, Inc.	39,208	1,267,202
Nordstrom, Inc.	17,848	836,893
Sears Holdings Corp.* (a)	6,843	870,430
Target Corp.	76,610	4,870,098

		11,517,474
Specialty Retail 1.5%
Abercrombie & Fitch Co. "A"	7,800	629,460
AutoNation, Inc.*	13,751	243,668
AutoZone, Inc.*	4,291	498,357
Bed Bath & Beyond, Inc.*	24,616	839,898
Best Buy Co., Inc.	36,036	1,658,377
Circuit City Stores, Inc.	13,030	103,067
Home Depot, Inc.	152,785	4,956,345
Limited Brands, Inc.	28,870	660,834
Lowe's Companies, Inc.	134,600	3,771,492
Office Depot, Inc.*	24,903	513,500
OfficeMax, Inc.	7,641	261,857
RadioShack Corp.	12,445	257,114
Staples, Inc.	64,789	1,392,316
The Gap, Inc.	44,732	824,858
The Sherwin-Williams Co.	9,389	616,951
Tiffany & Co.	12,000	628,200
TJX Companies, Inc.	40,258	1,170,300

		19,026,594
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	33,400	1,578,818
Jones Apparel Group, Inc.	8,394	177,365
Liz Claiborne, Inc.	8,624	296,062
NIKE, Inc. "B"	36,550	2,144,023
Polo Ralph Lauren Corp.	5,400	419,850
VF Corp.	8,087	653,025

		5,269,143
Consumer Staples 9.4%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	68,809	3,439,762
Brown-Forman Corp. "B"	7,080	530,363
Coca-Cola Co.	180,014	10,345,404
Coca-Cola Enterprises, Inc.	25,150	609,133
Constellation Brands, Inc. "A"* (a)	17,900	433,359

Molson Coors Brewing Co. "B"	6,492	647,058
Pepsi Bottling Group, Inc.	12,211	453,883
PepsiCo, Inc.	146,246	10,713,982

		27,172,944
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	39,645	2,433,014
CVS Caremark Corp.	133,990	5,310,024
Kroger Co.	63,763	1,818,521
Safeway, Inc.	39,727	1,315,361
SUPERVALU, Inc.	18,648	727,458
Sysco Corp.	55,657	1,980,833
Wal-Mart Stores, Inc.	217,227	9,481,958
Walgreen Co.	90,096	4,256,135
Whole Foods Market, Inc.	12,800	626,688

		27,949,992
Food Products 1.4%
Archer-Daniels-Midland Co.	58,807	1,945,335
Campbell Soup Co.	19,485	720,945
ConAgra Foods, Inc.	45,505	1,189,046
Dean Foods Co.	11,600	296,728
General Mills, Inc.	31,228	1,811,536
H.J. Heinz Co.	29,679	1,371,170
Kellogg Co.	22,032	1,233,792
Kraft Foods, Inc. "A"	142,682	4,923,956
McCormick & Co., Inc.	12,214	439,337
Sara Lee Corp.	66,139	1,103,860
The Hershey Co.	15,246	707,567
Tyson Foods, Inc. "A"	22,800	406,980
Wm. Wrigley Jr. Co.	19,833	1,273,874

		17,424,126
Household Products 2.2%
Clorox Co.	12,530	764,205
Colgate-Palmolive Co.	46,021	3,282,218
Kimberly-Clark Corp.	38,347	2,694,260
Procter & Gamble Co.	282,355	19,860,850

		26,601,533
Personal Products 0.1%
Avon Products, Inc.	39,170	1,470,050
Estee Lauder Companies, Inc. "A"	10,400	441,584

		1,911,634
Tobacco 1.2%
Altria Group, Inc.	191,070	13,285,097
Reynolds American, Inc.	15,628	993,785
UST, Inc.	14,635	725,896

		15,004,778
Energy 11.6%
Energy Equipment & Services 2.4%
Baker Hughes, Inc.	28,871	2,609,072
BJ Services Co.	26,386	700,548
ENSCO International, Inc.	13,400	751,740
Halliburton Co.	81,573	3,132,403
Nabors Industries Ltd.*	25,396	781,435
National-Oilwell Varco, Inc.*	16,500	2,384,250

Noble Corp.	24,190	1,186,520
Rowan Companies, Inc.	9,982	365,142
Schlumberger Ltd.	106,818	11,215,890
Smith International, Inc.	18,100	1,292,340
Transocean, Inc.*	26,003	2,939,639
Weatherford International Ltd.*	30,344	2,038,510

		29,397,489
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	41,714	2,242,128
Apache Corp.	29,853	2,688,561
Chesapeake Energy Corp.	36,900	1,301,094
Chevron Corp.	192,882	18,049,898
ConocoPhillips	147,142	12,914,653
CONSOL Energy, Inc.	16,700	778,220
Devon Energy Corp.	40,092	3,335,654
El Paso Corp.	63,754	1,081,905
EOG Resources, Inc.	21,957	1,588,150
ExxonMobil Corp.	503,304	46,585,818
Hess Corp.	24,650	1,639,965
Marathon Oil Corp.	62,642	3,571,847
Murphy Oil Corp.	16,300	1,139,207
Occidental Petroleum Corp.	75,088	4,811,639
Peabody Energy Corp.	24,300	1,163,241
Spectra Energy Corp.	57,491	1,407,380
Sunoco, Inc.	11,116	786,790
Tesoro Corp.	12,400	570,648
Valero Energy Corp.	49,972	3,357,119
Williams Companies, Inc.	53,887	1,835,391
XTO Energy, Inc.	36,408	2,251,471

		113,100,779
Financials 19.6%
Capital Markets 3.3%
American Capital Strategies Ltd. (a)	16,100	687,953
Ameriprise Financial, Inc.	21,205	1,338,248
Bank of New York Mellon Corp.	105,048	4,636,819
Bear Stearns Companies, Inc.	10,730	1,317,751
Charles Schwab Corp.	83,663	1,807,121
E*TRADE Financial Corp.*	41,500	541,990
Federated Investors, Inc. "B"	7,200	285,840
Franklin Resources, Inc.	14,852	1,893,630
Janus Capital Group, Inc.	16,371	462,972
Legg Mason, Inc.	11,800	994,622
Lehman Brothers Holdings, Inc.	47,942	2,959,460
Merrill Lynch & Co., Inc.	77,972	5,557,844
Morgan Stanley	94,840	5,974,920
Northern Trust Corp.	16,549	1,096,702
State Street Corp.	36,565	2,492,270
T. Rowe Price Group, Inc.	24,320	1,354,381
The Goldman Sachs Group, Inc.	36,733	7,961,510

		41,364,033
Commercial Banks 3.5%
BB&T Corp.	48,834	1,972,405
Comerica, Inc.	13,837	709,561
Commerce Bancorp, Inc. (a)	18,900	732,942

Fifth Third Bancorp. (a)	49,506	1,677,263
First Horizon National Corp. (a)	10,698	285,209
Huntington Bancshares, Inc.	33,160	563,057
KeyCorp.	35,229	1,138,954
M&T Bank Corp.	6,850	708,632
Marshall & Ilsley Corp.	21,854	956,550
National City Corp.	57,776	1,449,600
PNC Financial Services Group, Inc.	31,026	2,112,871
Regions Financial Corp.	63,461	1,870,830
SunTrust Banks, Inc.	32,171	2,434,379
Synovus Financial Corp.	31,303	878,049
US Bancorp.	156,554	5,092,702
Wachovia Corp.	172,299	8,640,795
Wells Fargo & Co.	300,648	10,709,082
Zions Bancorp.	9,911	680,588

		42,613,469
Consumer Finance 0.9%
American Express Co.	107,025	6,354,074
Capital One Financial Corp.	37,202	2,471,329
Discover Financial Services	45,870	954,096
SLM Corp.	37,078	1,841,664

		11,621,163
Diversified Financial Services 5.0%
Bank of America Corp.	399,586	20,087,188
CIT Group, Inc.	17,324	696,425
Citigroup, Inc.	447,831	20,900,272
CME Group, Inc.	4,800	2,819,280
IntercontinentalExchange, Inc.*	6,300	956,970
JPMorgan Chase & Co.	306,262	14,032,925
Leucadia National Corp. (a)	14,800	713,656
Moody's Corp.	20,052	1,010,621

		61,217,337
Insurance 4.5%
ACE Ltd.	29,376	1,779,304
Aflac, Inc.	44,037	2,511,870
Allstate Corp.	52,956	3,028,554
Ambac Financial Group, Inc.	9,178	577,388
American International Group, Inc.	231,981	15,693,515
Aon Corp.	26,483	1,186,703
Assurant, Inc.	8,900	476,150
Chubb Corp.	35,570	1,907,975
Cincinnati Financial Corp.	15,909	689,019
Genworth Financial, Inc. "A"	38,000	1,167,740
Hartford Financial Services Group, Inc.	28,534	2,640,822
Lincoln National Corp.	24,369	1,607,623
Loews Corp.	40,070	1,937,384
Marsh & McLennan Companies, Inc.	50,013	1,275,332
MBIA, Inc.	11,364	693,772
MetLife, Inc.	67,632	4,715,979
Principal Financial Group, Inc.	24,111	1,521,163
Progressive Corp.	65,556	1,272,442
Prudential Financial, Inc.	42,063	4,104,508
Safeco Corp.	10,618	650,034
The Travelers Companies, Inc.	59,371	2,988,736

Torchmark Corp.	8,610	536,575
Unum Group	31,165	762,608
XL Capital Ltd. "A"	15,877	1,257,458

		54,982,654
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	7,700	347,501
Archstone-Smith Trust (REIT)	21,100	1,268,954
AvalonBay Communities, Inc. (REIT)	7,100	838,226
Boston Properties, Inc. (REIT)	10,700	1,111,730
Developers Diversified Realty Corp. (REIT)	13,400	748,658
Equity Residential (REIT)	25,730	1,089,923
General Growth Properties, Inc. (REIT)	23,000	1,233,260
Host Hotels & Resorts, Inc. (REIT)	47,000	1,054,680
Kimco Realty Corp. (REIT)	21,000	949,410
Plum Creek Timber Co., Inc. (REIT) (a)	16,400	734,064
ProLogis (REIT)	23,100	1,532,685
Public Storage (REIT)	10,546	829,443
Simon Property Group, Inc. (REIT)	20,941	2,094,100
Vornado Realty Trust (REIT)	11,700	1,279,395

		15,112,029
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	17,000	473,280
Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp.	52,238	993,044
Fannie Mae	87,750	5,336,078
Freddie Mac	59,563	3,514,813
Hudson City Bancorp, Inc.	53,400	821,292
MGIC Investment Corp.	7,442	240,451
Sovereign Bancorp, Inc. (a)	31,798	541,838
Washington Mutual, Inc.	80,643	2,847,504

		14,295,020
Health Care 11.5%
Biotechnology 1.2%
Amgen, Inc.*	98,516	5,573,050
Biogen Idec, Inc.*	25,760	1,708,661
Celgene Corp.*	35,400	2,524,374
Genzyme Corp.*	23,703	1,468,638
Gilead Sciences, Inc.*	84,072	3,436,023

		14,710,746
Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	5,036	322,304
Baxter International, Inc.	59,703	3,360,085
Becton, Dickinson & Co.	22,078	1,811,500
Boston Scientific Corp.*	116,665	1,627,477
C.R. Bard, Inc.	8,898	784,715
Covidien Ltd.	44,588	1,850,402
Hospira, Inc.*	13,720	568,694
Medtronic, Inc.	103,725	5,851,127
St. Jude Medical, Inc.*	30,488	1,343,606
Stryker Corp.	22,882	1,573,366
Varian Medical Systems, Inc.*	11,500	481,735
Zimmer Holdings, Inc.*	21,384	1,731,890

		21,306,901

Health Care Providers & Services 2.2%
Aetna, Inc.	46,272	2,511,181
AmerisourceBergen Corp.	16,682	756,195
Cardinal Health, Inc.	32,800	2,050,984
CIGNA Corp.	25,905	1,380,478
Coventry Health Care, Inc.*	14,095	876,850
Express Scripts, Inc.*	23,168	1,293,238
Humana, Inc.*	14,775	1,032,477
Laboratory Corp. of America Holdings*	10,691	836,357
Manor Care, Inc.	6,738	433,927
McKesson Corp.	26,615	1,564,696
Medco Health Solutions, Inc.*	24,464	2,211,301
Patterson Companies, Inc.*	12,700	490,347
Quest Diagnostics, Inc.	14,216	821,258
Tenet Healthcare Corp.*	43,100	144,816
UnitedHealth Group, Inc.	119,908	5,807,144
WellPoint, Inc.*	54,688	4,315,977

		26,527,226
Health Care Technology 0.0%
IMS Health, Inc.	16,930	518,735
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	16,029	555,244
Millipore Corp.*	4,915	372,557
PerkinElmer, Inc.	11,136	325,283
Thermo Fisher Scientific, Inc.*	39,821	2,298,468
Waters Corp.*	9,100	608,972

		4,160,524
Pharmaceuticals 6.1%
Abbott Laboratories	138,682	7,436,129
Allergan, Inc.	27,624	1,780,919
Barr Pharmaceuticals, Inc.*	9,200	523,572
Bristol-Myers Squibb Co.	177,162	5,105,809
Eli Lilly & Co.	88,837	5,057,490
Forest Laboratories, Inc.*	29,895	1,114,785
Johnson & Johnson	260,834	17,136,794
King Pharmaceuticals, Inc.*	21,886	256,504
Merck & Co., Inc.	196,059	10,134,290
Mylan Laboratories, Inc.	22,436	358,079
Pfizer, Inc.	631,289	15,422,390
Schering-Plough Corp.	144,650	4,575,279
Watson Pharmaceuticals, Inc.*	9,355	303,102
Wyeth	123,076	5,483,036

		74,688,178
Industrials 11.4%
Aerospace & Defense 2.8%
Boeing Co.	70,908	7,444,631
General Dynamics Corp.	36,434	3,077,580
Goodrich Corp.	10,561	720,577
Honeywell International, Inc.	69,447	4,130,013
L-3 Communications Holdings, Inc.	11,500	1,174,610
Lockheed Martin Corp.	31,393	3,405,826
Northrop Grumman Corp.	31,031	2,420,418
Precision Castparts Corp.	12,400	1,834,952

Raytheon Co.	39,596	2,527,017
Rockwell Collins, Inc.	14,731	1,075,952
United Technologies Corp.	89,500	7,202,960

		35,014,536
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	15,400	836,066
FedEx Corp.	27,665	2,897,909
United Parcel Service, Inc. "B"	95,358	7,161,386

		10,895,361
Airlines 0.1%
Southwest Airlines Co.	67,595	1,000,406
Building Products 0.1%
American Standard Companies, Inc.	15,264	543,704
Masco Corp.	35,365	819,407

		1,363,111
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	23,275	296,756
Avery Dennison Corp.	8,886	506,680
Cintas Corp.	12,342	457,888
Equifax, Inc.	11,791	449,473
Monster Worldwide, Inc.*	11,785	401,397
Pitney Bowes, Inc.	19,946	905,948
R.R. Donnelley & Sons Co.	19,629	717,636
Robert Half International, Inc.	15,000	447,900
Waste Management, Inc.	48,169	1,817,898

		6,001,576
Construction & Engineering 0.1%
Fluor Corp.	7,925	1,141,041
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	17,428	890,396
Emerson Electric Co.	71,604	3,810,765
Rockwell Automation, Inc.	14,947	1,038,966

		5,740,127
Industrial Conglomerates 3.9%
3M Co.	64,836	6,067,353
General Electric Co.	926,332	38,350,145
Textron, Inc.	22,882	1,423,489
Tyco International Ltd.	44,988	1,994,768

		47,835,755
Machinery 1.8%
Caterpillar, Inc.	57,636	4,520,392
Cummins, Inc.	9,356	1,196,539
Danaher Corp.	21,465	1,775,370
Deere & Co.	20,312	3,014,707
Dover Corp.	17,502	891,727
Eaton Corp.	13,205	1,307,823
Illinois Tool Works, Inc.	37,094	2,212,286
Ingersoll-Rand Co., Ltd. "A"	27,222	1,482,782
ITT Corp.	15,894	1,079,679
PACCAR, Inc.	22,401	1,909,685
Pall Corp.	11,353	441,632
Parker Hannifin Corp.	10,579	1,183,050

Terex Corp.*	9,300	827,886

		21,843,558
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	27,538	2,235,260
CSX Corp.	39,348	1,681,340
Norfolk Southern Corp.	35,386	1,836,887
Ryder System, Inc.	4,852	237,748
Union Pacific Corp.	24,381	2,756,516

		8,747,751
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	6,709	611,794
Information Technology 15.9%
Communications Equipment 2.9%
Avaya, Inc.*	40,192	681,656
Ciena Corp.* (a)	8,865	337,579
Cisco Systems, Inc.*	548,495	18,160,670
Corning, Inc.	141,622	3,490,982
JDS Uniphase Corp.* (a)	18,978	283,911
Juniper Networks, Inc.*	47,700	1,746,297
Motorola, Inc.	208,380	3,861,282
QUALCOMM, Inc.	151,720	6,411,687
Tellabs, Inc.*	44,616	424,744

		35,398,808
Computers & Peripherals 4.2%
Apple, Inc.*	78,462	12,047,056
Dell, Inc.*	204,809	5,652,728
EMC Corp.*	188,967	3,930,514
Hewlett-Packard Co.	233,227	11,612,372
International Business Machines Corp.	123,002	14,489,636
Lexmark International, Inc. "A"*	8,568	355,829
Network Appliance, Inc.*	33,384	898,363
QLogic Corp.*	14,118	189,887
SanDisk Corp.*	21,300	1,173,630
Sun Microsystems, Inc.*	321,481	1,803,508

		52,153,523
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	35,697	1,316,505
Jabil Circuit, Inc.	16,647	380,217
Molex, Inc.	12,217	329,004
Solectron Corp.*	81,407	317,487
Tektronix, Inc.	7,324	203,168
Tyco Electronics Ltd.	44,588	1,579,753

		4,126,134
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	15,100	433,823
eBay, Inc.*	101,968	3,978,792
Google, Inc. "A"*	20,753	11,772,554
VeriSign, Inc.*	22,500	759,150
Yahoo!, Inc.*	120,088	3,223,162

		20,167,481
IT Services 0.8%
Affiliated Computer Services, Inc. "A"*	9,373	470,899
Automatic Data Processing, Inc.	48,908	2,246,344
Cognizant Technology Solutions Corp. "A"*	13,000	1,037,010

Computer Sciences Corp.*	15,544	868,910
Convergys Corp.*	10,872	188,738
Electronic Data Systems Corp.	45,791	1,000,075
Fidelity National Information Services, Inc.	15,500	687,735
Fiserv, Inc.*	15,142	770,122
Paychex, Inc.	31,311	1,283,751
Unisys Corp.*	27,480	181,918
Western Union Co.	69,612	1,459,764

		10,195,266
Office Electronics 0.1%
Xerox Corp.*	84,388	1,463,288
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	50,960	672,672
Altera Corp.	31,986	770,223
Analog Devices, Inc.	29,435	1,064,370
Applied Materials, Inc.	124,430	2,575,701
Broadcom Corp. "A"*	41,921	1,527,601
Intel Corp.	524,845	13,572,492
KLA-Tencor Corp.	17,245	961,926
Linear Technology Corp.	21,214	742,278
LSI Corp.*	64,413	477,944
MEMC Electronic Materials, Inc.*	20,200	1,188,972
Microchip Technology, Inc.	19,700	715,504
Micron Technology, Inc.*	66,620	739,482
National Semiconductor Corp.	21,626	586,497
Novellus Systems, Inc.*	11,414	311,146
NVIDIA Corp.*	48,921	1,772,897
Teradyne, Inc.*	16,804	231,895
Texas Instruments, Inc.	129,079	4,723,001
Xilinx, Inc.	26,846	701,754

		33,336,355
Software 3.2%
Adobe Systems, Inc.*	52,910	2,310,051
Autodesk, Inc.*	20,848	1,041,775
BMC Software, Inc.*	18,306	571,696
CA, Inc. (a)	35,159	904,289
Citrix Systems, Inc.*	16,298	657,135
Compuware Corp.* (a)	29,346	235,355
Electronic Arts, Inc.*	27,958	1,565,368
Intuit, Inc.*	30,670	929,301
Microsoft Corp.	729,471	21,490,216
Novell, Inc.*	31,036	237,115
Oracle Corp.*	356,178	7,711,254
Symantec Corp.*	81,152	1,572,726

		39,226,281
Materials 3.2%
Chemicals 1.7%
Air Products & Chemicals, Inc.	19,739	1,929,685
Ashland, Inc.	5,108	307,553
Dow Chemical Co.	85,861	3,697,175
E.I. du Pont de Nemours & Co.	83,212	4,123,987
Eastman Chemical Co.	7,030	469,112
Ecolab, Inc.	15,766	744,155
Hercules, Inc.*	11,107	233,469

International Flavors & Fragrances, Inc.	6,543	345,863
Monsanto Co.	49,716	4,262,650
PPG Industries, Inc.	14,250	1,076,587
Praxair, Inc.	29,085	2,436,159
Rohm & Haas Co.	12,194	678,840
Sigma-Aldrich Corp.	14,240	694,057

		20,999,292
Construction Materials 0.1%
Vulcan Materials Co.	8,625	768,919
Containers & Packaging 0.1%
Ball Corp.	8,836	474,935
Bemis Co., Inc.	7,872	229,154
Pactiv Corp.*	12,819	367,392
Sealed Air Corp.	14,896	380,742
Temple-Inland, Inc.	9,536	501,880

		1,954,103
Metals & Mining 1.0%
Alcoa, Inc.	78,281	3,062,353
Allegheny Technologies, Inc.	9,317	1,024,404
Freeport-McMoRan Copper & Gold, Inc.	34,099	3,576,644
Newmont Mining Corp.	40,632	1,817,469
Nucor Corp.	26,930	1,601,527
United States Steel Corp.	10,659	1,129,215

		12,211,612
Paper & Forest Products 0.3%
International Paper Co.	39,172	1,405,100
MeadWestvaco Corp.	16,759	494,893
Weyerhaeuser Co.	19,298	1,395,245

		3,295,238
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	555,036	23,483,573
CenturyTel, Inc.	9,919	458,456
Citizens Communications Co.	27,790	397,953
Embarq Corp.	13,898	772,729
Qwest Communications International, Inc.* (a)	150,140	1,375,283
Verizon Communications, Inc.	261,429	11,576,076
Windstream Corp.	44,659	630,585

		38,694,655
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	31,108	2,167,605
Sprint Nextel Corp.	260,768	4,954,592

		7,122,197
Utilities 3.4%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	14,110	737,389
American Electric Power Co., Inc.	35,916	1,655,009
Duke Energy Corp.	113,383	2,119,128
Edison International	28,867	1,600,675
Entergy Corp.	18,756	2,031,087
Exelon Corp.	62,342	4,698,093
FirstEnergy Corp.	27,454	1,738,937

FPL Group, Inc.	36,584	2,227,234
Pinnacle West Capital Corp.	7,608	300,592
PPL Corp.	34,028	1,575,497
Progress Energy, Inc.	21,831	1,022,782
Southern Co.	67,704	2,456,301

		22,162,724
Gas Utilities 0.1%
Nicor, Inc.	4,084	175,203
Questar Corp.	15,700	824,721

		999,924
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	63,548	1,273,502
Constellation Energy Group	16,310	1,399,235
Dynegy, Inc. "A"*	39,872	368,417
TXU Corp.	41,512	2,842,327

		5,883,481
Multi-Utilities 1.0%
Ameren Corp.	17,369	911,872
CenterPoint Energy, Inc.	26,021	417,117
CMS Energy Corp.	24,872	418,347
Consolidated Edison, Inc.	26,622	1,232,599
Dominion Resources, Inc.	27,129	2,286,975
DTE Energy Co.	15,657	758,425
Integrys Energy Group, Inc.	6,900	353,487
NiSource, Inc.	24,908	476,739
PG&E Corp.	31,649	1,512,822
Public Service Enterprise Group, Inc.	22,775	2,003,972
Sempra Energy	23,787	1,382,500
TECO Energy, Inc.	24,500	402,535
Xcel Energy, Inc. (a)	34,057	733,588

		12,890,978

Total Common Stocks (Cost $904,230,418)		1,217,924,108
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Bill, 4.650% **, 1/17/2008 (b) (Cost $986,164)	1,000,000	988,789
	Shares	Value ($)

Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $8,305,700)	8,305,700	8,305,700
Cash Equivalents 1.0%
Cash Management QP Trust, 5.14% (c) (Cost $12,149,407)	12,149,407	12,149,407
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $925,671,689)	100.6	1,239,368,004
Other Assets and Liabilities, Net	(0.6)	(7,661,994)

Net Assets	100.0	1,231,706,010

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
(a)					All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $8,055,573 which is 0.7% of net assets.
(b)					At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At September 30, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/20/2007	40	15,069,168	15,381,000	311,832

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007